Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and contingencies.
Schedule of future minimum lease payments under non-cancelable operating leases agreements

As of December 31, 2013, total future minimum lease payments under non-cancelable operating leases agreements are as follows,

	RMB	USD
2014	11,212,168	1,811,453
2015	5,435,489	878,165

	16,647,657	2,689,618